Expense Example - Natixis Sustainable Future 2040 Fund	Jun. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	736
Expense Example, with Redemption, 5 Years	1,438
Expense Example, with Redemption, 10 Years	3,305
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	762
Expense Example, with Redemption, 5 Years	1,482
Expense Example, with Redemption, 10 Years	$ 3,395